Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of earnings per share

	At 31 December
	2022	2021	2020
	USD	USD	USD

Loss from continuing operations for the year attributable to equity holders of the Parent Company	(100,958,792)	(129,089,559)	(20,892,905)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(15,537,733)	(12,326,573)	(8,832,297)

Weighted average number of ordinary shares outstanding during the year	119,424,868	85,340,750	83,478,291

Loss per share attributable to equity holders of the Parent Company from continuing operations – basic	(0.85)	(1.51)	(0.25)

Loss per share attributable to equity holders of the Parent Company from continuing operations – diluted	(0.85)	(1.51)	(0.25)

Loss per share attributable to equity holders of the Parent Company – basic	(0.98)	(1.66)	(0.36)

Loss per share attributable to equity holders of the Parent Company – Diluted	(0.98)	(1.66)	(0.36)